Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Foreign earnings repatriated	$ 0	$ 0	$ 0	$ 0
Deferred tax liabilities, net	0	0
Income tax expense	$ 0	$ 0	$ 0	$ 0
Income tax expense (in Percent)	0.00%	0.00%	0.00%	0.00%